Debt (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Summarized Debt

Debt is summarized as follows (in millions):

	June 30,	December 31,
	2014	2013
Senior Secured Term Loan Facility	$289.5	$291.0
Senior Notes	400.0	400.0
Capital lease obligations	0.2	0.3
Economic development loan	0.4	0.4
Unamortized original issue discount	(0.4)	(0.6)

	689.7	691.1
Less:
Current maturities	3.2	3.2

Long-term debt	$686.5	$687.9

Schedule of Future Repayments of Debt Outstanding	Below is a schedule of required future repayments of all debt outstanding on June 30, 2014 (in millions).

Remainder of 2014	$1.6
2015	3.2
2016	3.1
2017	282.2
2018	—
Thereafter	400.0

$690.1

Summary of Net Interest Expense

The following table provides the detail of net interest expense for the respective periods (in millions). Capitalized interest was less than $0.1 million and $0.2 million for the three months ended June 30, 2014 and 2013, respectively, and $0.1 million and $0.5 million for the six months ended June 30, 2014 and 2013, respectively.

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Interest expense
Senior Secured Term Loan Facility	$4.0	$4.1	$8.0	$8.1
Senior Notes	8.6	8.6	17.2	17.2
Other	0.2	—	0.6	0.1
Amortization
Debt issue costs
Senior Secured Term Loan Facility	0.4	0.3	0.7	0.6
Senior Notes	0.3	0.3	0.6	0.6
Senior Secured Revolving Credit Facility	0.1	0.1	0.2	0.2
Original issue discounts	0.1	0.1	0.2	0.2
Unrealized foreign exchange losses	1.2	—	6.4	—

Total interest expense	14.9	13.5	33.9	27.0
Interest income	(0.1)	(2.9)	(0.1)	(2.9)

Interest expense, net	$14.8	$10.6	$33.8	$24.1